Financial instruments	3 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
Financial instruments	Financial instruments
3.1.    Financial assets
Financial assets by category as of March 31, 2025, and December 31, 2024, are as follows (in thousands):

	March 31, 2025
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$365,664
Short-term investments	—	90,072
Accounts receivable, net	—	29,529
Accrued income	—	651
Financial assets at fair value through profit or loss	266	—
Total	$266	$485,916
Non-current assets
Financial assets at fair value through profit or loss	439	—
Total	$439	$—

	December 31, 2024
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$334,850
Short-term investments	—	80,000
Accounts receivable, net	—	30,778
Accrued income	—	2,996
Total	$—	$448,624
Non-current assets
Financial assets at fair value through profit or loss	417	—
Total	$417	$—
3.2.    Financial liabilities
Financial liabilities by category as of March 31, 2025, and December 31, 2024, are as follows (in thousands):

	March 31, 2025
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$198
Accrued expenses (1)	—	16,931
Current lease liabilities	—	1,112
Financial liabilities at fair value through profit or loss	11	—
Total	$11	$18,241
Non-current liabilities
Non-current lease liabilities	—	3,374
Long-term borrowings with related party	—	34,095
Other non-current liabilities	—	1,325
Total	$—	$38,794
(1)Annual leave allowance that should be paid to employees is excluded.

	December 31, 2024
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$2,889
Accrued expenses (1)	—	12,101
Current lease liabilities	—	1,162
Total	$—	$16,152
Non-current liabilities
Non-current lease liabilities	—	3,510
Long-term borrowings with related party	—	34,014
Other non-current liabilities	—	936
Total	$—	$38,460
(1)Annual leave allowance that should be paid to employees is excluded.
3.3.    Fair value hierarchy
Fair value hierarchy classifications of the financial assets and liabilities that are measured at fair value disclosed in fair value as of March 31, 2025, and December 31, 2024, are as follows (in thousands):

	March 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$266	$439	$705
Financial liabilities	—	11	—	11

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$—	$417	$417
Financial liabilities	—	—	—	—
3.4.    Valuation techniques and the inputs
The valuation techniques and inputs used for fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of March 31, 2025, and December 31, 2024, are as follows (in thousands):

	March 31, 2025	December 31, 2024	Level	Valuation techniques
Financial assets at fair value through profit or loss	$439	$417	3	Market-based fair value approach
Financial assets at fair value through profit or loss	$266	$—	2	Discounted cash flow method
Financial liabilities at fair value through profit or loss	$11	$—	2	Discounted cash flow method

3.5.    Net gains or losses by category of financial instruments

	Three months ended March 31,
(in thousands)	2025	2024
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	$290	$(7)
Sub-total	$290	$(7)
Financial assets at amortized cost
Interest income	3,806	3,431
Gain on foreign currency transactions	309	753
Unrealized gain on foreign currency	207	3,365
Loss on foreign currency transactions	(31)	(22)
Unrealized loss on foreign currency	(336)	(189)
Sub-total	$3,955	$7,338
Total	$4,245	$7,331
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	$(11)	$—
Sub-total	$(11)	$—
Financial liabilities at amortized cost
Interest expense	(449)	(512)
Gain on foreign currency transactions	—	2
Unrealized gain on foreign currency	—	413
Loss on foreign currency transactions	(638)	(17)
Sub-total	(1,087)	(114)
Total	$(1,098)	$(114)